EQUITY INCENTIVE PLANS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	6,035,000	7,075,000	6,150,001
Weighted average exercise price	$ 1.28	$ 1.19	$ 0.96
Average remaining contractual life (years)	2 years 7 months 17 days
Range 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,925,000
Weighted average exercise price	$ 0.87
Average remaining contractual life (years)	2 years 5 months 4 days
Range 1 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.75
Range 1 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.90
Range 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,775,000
Weighted average exercise price	$ 1.19
Average remaining contractual life (years)	1 year 4 months 24 days
Range 2 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.11
Range 2 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	1.20
Range 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.41
Number of stock options | Share	200,000
Weighted average exercise price	$ 1.41
Average remaining contractual life (years)	3 years 10 months 9 days
Range 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.66
Number of stock options | Share	1,825,000
Weighted average exercise price	$ 1.66
Average remaining contractual life (years)	3 years 6 months 25 days
Range 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	310,000
Weighted average exercise price	$ 2.10
Average remaining contractual life (years)	4 years 7 months 9 days
Range 5 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.85
Range 5 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.22